                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
                                                       Estimated average burden
                                                       hours per response:
                                                       10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540
                                   ---------------------------------------------

                                AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Philip A. Taylor   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/09
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                            AIM BASIC BALANCED FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com           BBA-QTR-1 03/09              Invesco Aim Advisors, Inc.

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                        SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.42%

ADVERTISING-3.52%

Interpublic Group of Cos., Inc. (The) (b)(c)           1,777,469   $  7,323,172
-------------------------------------------------------------------------------
Omnicom Group Inc.                                       473,367     11,076,788
===============================================================================
                                                                     18,399,960
===============================================================================

AEROSPACE & DEFENSE-0.24%

Honeywell International Inc.                              45,576      1,269,747
===============================================================================

APPAREL RETAIL-0.69%

Gap, Inc. (The)                                          276,687      3,594,164
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.41%

State Street Corp.                                       239,869      7,383,168
===============================================================================

BREWERS-1.48%

Molson Coors Brewing Co. -Class B                        226,248      7,755,781
===============================================================================

COMMUNICATIONS EQUIPMENT-1.39%

Nokia Oyj -ADR (Finland)                                 620,019      7,235,622
===============================================================================

COMPUTER HARDWARE-2.23%

Dell Inc. (c)                                          1,230,168     11,661,993
===============================================================================

CONSTRUCTION MATERIALS-0.95%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)                 794,639      4,966,494
===============================================================================

CONSUMER FINANCE-2.36%

American Express Co.                                     557,832      7,603,250
-------------------------------------------------------------------------------
SLM Corp. (c)                                            951,911      4,711,960
===============================================================================
                                                                     12,315,210
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.04%

Western Union Co.                                        434,163      5,457,429
===============================================================================

DEPARTMENT STORES-2.09%

Kohl's Corp. (c)                                         174,308      7,376,715
-------------------------------------------------------------------------------
Nordstrom, Inc. (b)                                      211,092      3,535,791
===============================================================================
                                                                     10,912,506
===============================================================================

DIVERSIFIED CAPITAL MARKETS-0.97%

UBS AG  (Switzerland)(b)(c)                              537,402      5,067,701
===============================================================================

EDUCATION SERVICES-0.54%

Apollo Group Inc. -Class A (b)(c)                         36,147      2,831,394
===============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.98%

Tyco Electronics Ltd.                                    463,482      5,116,841
===============================================================================

GENERAL MERCHANDISE STORES-2.15%

Target Corp.                                             326,508     11,228,610
===============================================================================

HEALTH CARE DISTRIBUTORS-0.90%

Cardinal Health, Inc.                                    149,513      4,706,669
===============================================================================

                                                        SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.24%

Baxter International Inc.                                126,879   $  6,498,742
===============================================================================

HOME IMPROVEMENT RETAIL-2.01%

Home Depot, Inc. (The)                                   446,226     10,513,085
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.71%

Marriott International, Inc. -Class A (b)                225,863      3,695,119
===============================================================================

HOUSEHOLD APPLIANCES-0.72%

Whirlpool Corp. (b)                                      127,468      3,771,778
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-2.57%

Robert Half International, Inc. (b)                      752,906     13,424,314
===============================================================================

INDUSTRIAL CONGLOMERATES-1.31%

General Electric Co.                                     128,332      1,297,436
-------------------------------------------------------------------------------
Tyco International Ltd. (Switzerland)                    283,487      5,545,006
===============================================================================
                                                                      6,842,442
===============================================================================

INDUSTRIAL MACHINERY-2.33%

Illinois Tool Works Inc.                                 323,050      9,966,093
-------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd. -Class A                         161,914      2,234,413
===============================================================================
                                                                     12,200,506
===============================================================================

INVESTMENT BANKING & BROKERAGE-1.91%

Morgan Stanley                                           438,727      9,989,814
===============================================================================

MANAGED HEALTH CARE-5.37%

Aetna Inc.                                               481,089     11,704,896
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  782,295     16,373,434
===============================================================================
                                                                     28,078,330
===============================================================================

MOVIES & ENTERTAINMENT-0.73%

Walt Disney Co. (The)                                    208,834      3,792,425
===============================================================================

OIL & GAS DRILLING-0.43%

Transocean Ltd. (Switzerland)(c)                          38,559      2,268,812
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.02%

Halliburton Co.                                          324,363      5,017,896
-------------------------------------------------------------------------------
Schlumberger Ltd.                                        136,537      5,546,133
===============================================================================
                                                                     10,564,029
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.47%

Bank of America Corp.                                    534,479      3,645,147
-------------------------------------------------------------------------------
Citigroup Inc.                                         1,194,678      3,022,535
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     431,388     11,466,293
===============================================================================
                                                                     18,133,975
===============================================================================

PACKAGED FOODS & MEATS-0.80%

Unilever N.V. (Netherlands)                              211,749      4,184,714
===============================================================================

PHARMACEUTICALS-1.65%

Sanofi-Aventis S.A. (France)                             153,737      8,624,442
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                        SHARES         VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-1.20%

XL Capital Ltd. -Class A                               1,145,677   $  6,255,396
===============================================================================

PUBLISHING-1.31%

McGraw-Hill Cos., Inc. (The)                             299,490      6,849,336
===============================================================================

REGIONAL BANKS-0.27%

Fifth Third Bancorp (b)                                  476,689      1,391,932
===============================================================================

SEMICONDUCTOR EQUIPMENT-5.25%

ASML Holding N.V. (Netherlands)(b)                     1,035,353     18,357,626
-------------------------------------------------------------------------------
KLA-Tencor Corp. (b)                                     454,728      9,094,560
===============================================================================
                                                                     27,452,186
===============================================================================

SEMICONDUCTORS-1.18%

Maxim Integrated Products, Inc.                          465,010      6,142,782
===============================================================================

SPECIALIZED FINANCE-3.28%

Moody's Corp.                                            747,936     17,142,693
===============================================================================

SYSTEMS SOFTWARE-2.72%

CA Inc.                                                  395,646      6,967,326
-------------------------------------------------------------------------------
Microsoft Corp.                                          393,590      7,230,248
===============================================================================
                                                                     14,197,574
===============================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $540,186,011)                                           341,917,715
===============================================================================

                                                      PRINCIPAL
                                                        AMOUNT
-------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-16.07%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.14%
Pass Through Ctfs.,

   5.50%, 05/01/13 to 02/01/37                       $11,562,163     12,033,645
-------------------------------------------------------------------------------
   7.00%, 06/01/15 to 06/01/32                         2,930,113      3,158,357
-------------------------------------------------------------------------------
   6.50%, 01/01/16 to 01/01/35                         1,926,050      2,036,161
-------------------------------------------------------------------------------
   6.00%, 03/01/17 to 01/01/34                         2,990,982      3,135,522
-------------------------------------------------------------------------------
   4.50%, 10/01/18                                       193,058        200,012
-------------------------------------------------------------------------------
   8.00%, 01/01/27                                       586,487        642,631
-------------------------------------------------------------------------------
   7.50%, 11/01/30 to 03/01/32                           263,597        285,738
-------------------------------------------------------------------------------
   5.00%, 10/01/33                                       241,436        250,048
-------------------------------------------------------------------------------

Pass Through Ctfs., TBA,

   4.50%, 04/01/39(d)(e)                               2,000,000      2,041,876
-------------------------------------------------------------------------------
   5.50%, 04/01/39(d)(e)                               8,000,000      8,301,248
===============================================================================
                                                                     32,085,238
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.68%
   Pass Through Ctfs.,

   8.50%, 03/01/10 to 01/01/28(f)                        709,245        773,753
-------------------------------------------------------------------------------
   7.50%, 11/01/15 to 05/01/32                         1,905,060      2,071,501
-------------------------------------------------------------------------------
   7.00%, 12/01/15 to 09/01/32                         1,909,479      2,037,892
-------------------------------------------------------------------------------
   6.50%, 05/01/16 to 01/01/37                         1,117,932      1,182,592
-------------------------------------------------------------------------------
   5.00%, 11/01/17 to 11/01/18                         1,320,964      1,380,955
-------------------------------------------------------------------------------
   5.50%, 03/01/21 to 11/01/33                           201,479        210,028
-------------------------------------------------------------------------------
   8.00%, 08/01/21 to 10/01/30                           335,214        364,066
-------------------------------------------------------------------------------
   6.00%, 03/01/22 to 03/01/37                           148,411        155,128
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-
   (CONTINUED)

Pass Through Ctfs., TBA,

   4.00%, 04/01/24(d)(e)                             $ 2,000,000   $  2,033,750
-------------------------------------------------------------------------------
   4.50%, 04/01/24 to 05/01/39(d)(e)                   6,000,000      6,156,876
-------------------------------------------------------------------------------
   5.00%, 04/01/24 to 04/01/39(d)(e)                  17,500,000     18,068,043
-------------------------------------------------------------------------------
   5.50%, 04/01/24(d)(e)                               1,000,000      1,042,656
-------------------------------------------------------------------------------
   6.00%, 04/01/39(d)(e)                               8,500,000      8,878,513
-------------------------------------------------------------------------------
   6.50%, 05/01/39(d)                                    946,000        992,857
===============================================================================
                                                                     45,348,610
===============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-1.25%

Pass Through Ctfs.,

   5.00%, 03/15/18                                     1,031,307      1,088,276
-------------------------------------------------------------------------------
   8.00%, 08/15/22 to 01/20/31                           322,299        346,652
-------------------------------------------------------------------------------
   7.50%, 06/15/23 to 05/15/32                           715,873        771,251
-------------------------------------------------------------------------------
   8.50%, 11/15/24 to 02/15/25                            83,483         90,637
-------------------------------------------------------------------------------
   6.00%, 03/15/29 to 11/15/32                           393,941        414,693
-------------------------------------------------------------------------------
   7.00%, 01/15/30 to 05/15/32                           555,343        597,272
-------------------------------------------------------------------------------
   6.50%, 03/15/31 to 02/15/37                         2,803,033      2,966,745
-------------------------------------------------------------------------------
   5.50%, 09/15/33 to 05/15/35                           243,285        254,045
===============================================================================
                                                                      6,529,571
===============================================================================
   Total U.S. Government Sponsored Mortgage-Backed
      Securities (Cost $82,505,975)                                  83,963,419
===============================================================================

BONDS & NOTES-14.27%

AEROSPACE & DEFENSE-0.23%

Honeywell International Inc., Sr.
   Unsec. Unsub. Notes, 5.00%, 02/15/19                1,180,000      1,181,553
===============================================================================

BROADCASTING-1.23%

Cox Communications Inc., Bonds, 8.38%,
   03/01/39(g)                                           640,000        594,875
-------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(g)                             645,000        645,940
-------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Gtd. Notes, 10.15%,
   05/01/12                                            4,970,000      5,192,355
===============================================================================
                                                                      6,433,170
===============================================================================

CABLE & SATELLITE-0.46%

Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12                             2,175,000      2,402,308
===============================================================================

CONSUMER FINANCE-0.21%

American Express Credit Corp., Series
   C, Sr. Unsec. Floating Rate
   Medium-Term Notes, 1.92%,
   05/27/10(h)                                           820,000        774,421
-------------------------------------------------------------------------------
Capital One Capital III, Jr. Unsec.
   Gtd. Sub. Notes, 7.69%, 08/15/36                      900,000        310,500
===============================================================================
                                                                      1,084,921
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
DIVERSIFIED BANKS-1.23%

Barclays Bank PLC (United
   Kingdom)-Series 1, Jr. Unsec. Sub.
   Yankee Bonds, 6.28%(h)(i)                         $ 7,775,000   $  2,604,625
-------------------------------------------------------------------------------
Centura Capital Trust I, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27(g)                                  1,460,000      1,404,068
-------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes,
   2.13%(h)(i)                                         4,010,000      1,303,250
-------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 1.94%, 08/29/87(h)                            1,580,000        782,197
-------------------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Sr. Unsec. Sub.
   Floating Rate Euro Notes,
   2.00%(h)(i)                                         1,150,000        345,000
===============================================================================
                                                                      6,439,140
===============================================================================

DIVERSIFIED CAPITAL MARKETS-0.08%

UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%, 04/25/18                    520,000        437,713
===============================================================================

DIVERSIFIED METALS & MINING-0.10%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09                    509,000        512,753
===============================================================================

DRUG RETAIL-0.21%

Walgreen Co., Sr. Unsec. Global Notes,
   5.25%, 01/15/19                                     1,105,000      1,110,641
===============================================================================

ELECTRIC UTILITIES-0.06%

Carolina Power & Light Co., Sec. First
   Mortgage Bonds, 5.30%, 01/15/19                       330,000        334,195
===============================================================================

HOUSEHOLD PRODUCTS-0.17%

Procter & Gamble Co. (The),
   Sr. Unsec. Unsub. Global Notes,
   4.70%, 02/15/19                                       205,000        209,304
-------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   3.50%, 02/15/15                                       675,000        676,389
===============================================================================
                                                                        885,693
===============================================================================

INTEGRATED OIL & GAS-0.35%

ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/01/39                                950,000        928,793
-------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Notes,
   7.50%, 02/15/19                                       900,000        910,681
===============================================================================
                                                                      1,839,474
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.75%

AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.55%, 02/15/39                                585,000        533,981
-------------------------------------------------------------------------------
Verizon New York, Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                              2,070,000      1,768,657
-------------------------------------------------------------------------------
Windstream Georgia Communications
   Corp., Sr. Unsec. Deb., 6.50%,
   11/15/13                                            1,678,000      1,631,380
===============================================================================
                                                                      3,934,018
===============================================================================

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
INTERNET RETAIL-0.17%

Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13                     $ 1,065,000   $    907,912
===============================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.49%, 07/19/10(h)                                  3,070,000      2,930,006
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
   Unsec. Sub. Global Notes, 6.75%,
   10/01/37                                            1,700,000      1,187,646
-------------------------------------------------------------------------------
Jefferies Group, Inc.,
   Sr. Unsec. Notes,
   5.88%, 06/08/14                                     4,060,000      3,104,945
-------------------------------------------------------------------------------
   6.45%, 06/08/27                                       900,000        508,910
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc., Sr. Unsec.
   Medium-Term Notes, 6.88%, 04/25/18                    860,000        674,387
-------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec.
   Medium-Term Global Notes, 5.95%,
   12/28/17                                            1,660,000      1,503,099
===============================================================================
                                                                      9,908,993
===============================================================================

LIFE & HEALTH INSURANCE-0.83%

MetLife, Inc., Global Notes, 7.72%,
   02/15/19                                            1,385,000      1,255,383
-------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec.
   Sub. Global Notes, 8.88%,
   06/15/38(h)                                         1,470,000        625,184
-------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
   Sec. Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%,
   12/18/23(g)(j)                                      3,240,000      2,450,571
===============================================================================
                                                                      4,331,138
===============================================================================

MORTGAGE BACKED SECURITIES-0.47%

U.S. Bank N.A., Sr. Unsec. Medium-Term
   Global Notes, 5.92%, 05/25/12                       2,446,098      2,485,428
===============================================================================

MOVIES & ENTERTAINMENT-0.11%

Time Warner Cable, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.75%, 07/01/18                    590,000        556,234
===============================================================================

MULTI-LINE INSURANCE-0.36%

Liberty Mutual Group, Inc., Jr. Gtd.
   Sub. Notes, 10.75%, 06/15/58(g)(h)                    890,000        414,981
-------------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
   Unsec. Sub. Notes, 5.81%,
   12/15/24(g)(h)                                      2,350,000      1,451,803
===============================================================================
                                                                      1,866,784
===============================================================================

OFFICE ELECTRONICS-0.24%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
   05/15/13                                            1,485,000      1,241,001
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.50%

Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                            $ 1,535,000   $  1,526,964
-------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(g)                                  1,070,000      1,049,938
-------------------------------------------------------------------------------
XTO Energy Inc., Sr. Unsec. Unsub.
   Notes, 5.75%, 12/15/13                                 20,000         20,366
===============================================================================
                                                                      2,597,268
===============================================================================

OIL & GAS REFINING & MARKETING-0.13%

Western Power Distribution Holdings
   Ltd. (United Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%, 12/15/28(g)                      900,000        683,314
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.87%

Citigroup Inc., Sr. Unsec. Global
   Notes, 5.50%, 04/11/13                                585,000        522,314
-------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
   Global Notes, 4.75%, 05/01/13                       1,280,000      1,259,819
-------------------------------------------------------------------------------
North Fork Capital Trust II, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Pass Through Securities, 8.00%,
   12/15/27                                              235,000        102,799
-------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
   (United Kingdom), Unsec. Gtd. Sub.
   Euro Bonds, 8.00%(i)                                2,320,000        858,400
-------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Series
   1999-2, Class A1, Sr. Unsec. Global
   Bonds, 9.69%, 08/15/09                              1,034,000      1,040,674
-------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04-10/23/06;
   Cost $1,609,000) (g)(h)(i)(k)                       1,610,000          2,335
-------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/06; Cost
   $1,596,882)(g)(h)(i)                                1,595,000          2,313
-------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
   Notes, 5.88%, 07/15/17(g)                             869,006        774,403
===============================================================================
                                                                      4,563,057
===============================================================================

PACKAGED FOODS & MEATS-0.29%

Kraft Foods Inc.,
   Sr. Unsec. Global Notes,
   6.13%, 08/23/18                                        60,000         60,407
-------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.88%, 01/26/39                                     1,485,000      1,443,506
===============================================================================
                                                                      1,503,913
===============================================================================

PROPERTY & CASUALTY INSURANCE-1.05%

Chubb Corp. (The), Sr. Notes, 5.75%,
   05/15/18                                              590,000        582,697
-------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Gtd. Bonds, 8.00%,
   09/15/34(g)                                         3,495,000      2,365,624
-------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
   7.56%(g)(h)(i)                                      6,280,000      2,323,625
===============================================================================

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

QBE Insurance Group Ltd. (Australia),
   Sr. Unsec. Unsub. Bonds, 9.75%,
   03/14/14 (Acquired 12/30/08; Cost
   $244,662)(g)                                      $   245,000   $    243,127
===============================================================================
                                                                      5,515,073
===============================================================================

REGIONAL BANKS-0.56%

PNC Capital Trust C, Jr. Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities, 1.83%,
   06/01/28(h)                                         1,175,000        515,767
-------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17                              2,020,000      1,519,373
-------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
   (Acquired 03/15/07; Cost
   $1,405,000)(g)(h)(i)                                1,405,000        871,718
===============================================================================
                                                                      2,906,858
===============================================================================

REINSURANCE-0.07%

Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07; Cost
   $2,927,640)(g)                                      3,000,000        352,500
===============================================================================

RESEARCH & CONSULTING SERVICES-0.34%

Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12(g)                           2,240,000      1,805,297
===============================================================================

SOVEREIGN DEBT-0.16%

United Mexican States (Mexico), Sr.
   Unsec. Global Notes, 5.88%, 02/17/14                  805,000        836,717
===============================================================================

SPECIALTY CHEMICALS-0.09%

Valspar Corp., Sr. Unsec. Unsub.
   Notes, 5.63%, 05/01/12                                500,000        467,228
===============================================================================

STEEL-0.21%

United States Steel Corp., Sr. Unsec.
   Notes, 5.65%, 06/01/13                              1,490,000      1,106,165
===============================================================================

TOBACCO-0.40%

Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes, 5.65%,
   05/16/18                                            2,050,000      2,074,837
===============================================================================

TRUCKING-0.44%

Stagecoach Transport Holdings PLC
   (The) (United Kingdom), Unsec.
   Unsub. Yankee Notes, 8.63%, 11/15/09                2,300,000      2,293,653
===============================================================================
   Total Bonds & Notes
      (Cost $101,321,077)                                            74,598,949
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-3.65%

COLLATERALIZED MORTGAGE OBLIGATIONS-3.65%

Accredited Mortgage Loan Trust-Series
   2003-3, Class A3, Floating Rate
   Pass Through Ctfs., 0.90%,
   01/25/34(h)                                       $   128,440   $     72,560
-------------------------------------------------------------------------------
Banc of America Mortgage Securities
   Inc.-Series 2003-D, Class 2A1,
   Floating Rate Pass Through Ctfs.,
   5.12%, 05/25/33(h)                                    442,791        338,650
-------------------------------------------------------------------------------
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19(g)                   6,085,000      5,722,949
-------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs., Series
   2004-6, Class 2A5, Floating Rate
   Pass Through Ctfs., 0.91%,
   11/25/34(h)                                           412,424        274,057
-------------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass
   Through Trust-Series 2004-HYB7,
   Class 1A2, Pass Through Ctfs.,
   4.68%, 11/20/34(h)                                    796,972        514,753
-------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.,
   Series 2004-AR3, Class 5A1,
   Pass Through Ctfs.,
   4.29%, 04/25/34(h)                                    582,527        454,942
-------------------------------------------------------------------------------
   Series 2004-AR7, Class 2A1,
   Pass Through Ctfs.,
   4.60%, 11/25/34(h)                                    801,050        612,998
-------------------------------------------------------------------------------
   Series 2004-C4, Class A6,
   Pass Through Ctfs.,
   4.69%, 10/15/39                                     2,850,000      2,317,143
-------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5,
   Class 2A1, Pass Through Ctfs.,
   4.48%, 05/25/34(h)                                    464,968        337,450
-------------------------------------------------------------------------------
Master Asset Securitization
   Trust-Series 2003-8, Class 1A1,
   Pass Through Ctfs., 5.50%, 09/25/33                 2,310,482      2,033,643
-------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series
   2003-G, Class A1, Floating Rate
   Pass Through Ctfs., 0.84%,
   01/25/29(h)                                           505,860        331,880
-------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
   2008-T29, Class A1, Pass Through
   Ctfs., 6.23%, 01/11/43                              1,108,771      1,053,645
-------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
   Trust-Series 2004-6AR, Class 2A2,
   Pass Through Ctfs., 4.83%,
   08/25/34(h)                                           363,331        231,969
-------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series
   2005-AR1, Class 2A1, Floating Rate
   Pass Through Ctfs., 0.80%,
   02/25/35(h)                                            66,868         44,178
-------------------------------------------------------------------------------
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 0.62%, 04/25/12 (Acquired
   05/11/07; Cost $839,196)(g)(h)                        839,196        360,854
===============================================================================

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Specialty Underwriting & Residential
   Finance-Series 2003-BC3, Class A,
   Floating Rate Pass Through Ctfs.,
   0.87%, 08/25/34(h)                                $     8,370   $      2,255
-------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
   Series 2004-3AC, Class A1,
   Floating Rate Pass Through Ctfs.,
   4.39%, 03/25/34(h)                                    798,131        618,145
-------------------------------------------------------------------------------
   Series 2005-1, Class 1A1,
   Pass Through Ctfs.,
   4.97%, 02/25/35(h)                                    354,267        185,183
-------------------------------------------------------------------------------
Structured Asset Securities Corp.,
   Series 2003-37A, Class 7A,
   Pass Through Ctfs.,
   5.61%, 12/25/33(h)                                    227,342        150,814
-------------------------------------------------------------------------------
   Series 2004-2AC, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.20%, 02/25/34(h)                                  1,442,248      1,085,559
-------------------------------------------------------------------------------
   Series 2007-OSI, Class A2,
   Floating Rate Pass Through Ctfs.,
   0.61%, 06/25/37(h)                                  1,830,362      1,387,108
-------------------------------------------------------------------------------
Vanderbilt Mortgage Finance, Series
   2002-B, Class A4, Pass Through
   Ctfs., 5.84%, 02/07/26                              1,090,403        944,325
===============================================================================
   Total Asset-Backed Securities
      (Cost $24,262,016)                                             19,075,060
===============================================================================

                                                        SHARES
-------------------------------------------------------------------------------
PREFERRED STOCKS-2.10%

OFFICE SERVICES & SUPPLIES-1.93%

Pitney Bowes International Holdings Inc.,
   Series D, 4.85% Pfd.                                      102     10,111,712
===============================================================================

SPECIALIZED FINANCE-0.17%

Agfirst Farm Credit Bank -Class B, 6.59%
   Pfd. (Acquired 06/05/07; Cost
   $1,485,000)(g)                                      1,485,000        884,644
===============================================================================
      Total Preferred Stocks
         (Cost $11,318,737)                                          10,996,356
===============================================================================

                                                      PRINCIPAL
                                                        AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY NOTES-1.61%
   3.50%, 08/15/09                                   $   550,000        556,553
-------------------------------------------------------------------------------
   3.25%, 12/31/09 (l)                                 2,300,000      2,346,539
-------------------------------------------------------------------------------
   1.50%, 12/31/13                                     5,520,000      5,509,650
===============================================================================
   Total U.S. Treasury Notes
      (Cost $8,355,345)                                               8,412,742
===============================================================================

MUNICIPAL OBLIGATIONS-0.33%

California (State of) Industry Urban
   Development Agency (Project No. 3);
   Series 2003 Taxable Allocation RB
   (INS-National Public Finance Guarantee
   Corp.), 6.10%, 05/01/24
   (Cost $2,104,619)(j)                                2,060,000      1,730,029
===============================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                        SHARES         VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-5.00%
Liquid Assets Portfolio -Institutional
   Class(m)                                           13,058,913   $ 13,058,913
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(m)             13,058,913     13,058,913
===============================================================================
   Total Money Market Funds
      (Cost $26,117,826)                                             26,117,826
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-108.45%
   (Cost $796,171,606)                                              566,812,096
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-10.59%
Liquid Assets Portfolio -Institutional
   Class (Cost $55,353,662)(m)(n)                     55,353,662     55,353,662
===============================================================================
TOTAL INVESTMENTS-119.04%
   (Cost $851,525,268)                                              622,165,758
===============================================================================
OTHER ASSETS LESS LIABILITIES-(19.04)%                              (99,535,656)
===============================================================================
NET ASSETS-100.00%                                                 $522,630,102
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates
Deb.  -- Debentures
Gtd.  -- Guaranteed
INS   -- Insurer
Jr.   -- Junior
Pfd.  -- Preferred
RB    -- Revenue Bonds
Sec.  -- Secured
Sr.   -- Senior
Sub.  -- Subordinated
TBA   -- To Be Announced
Unsec.-- Unsecured
Unsub.-- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d)  Security purchased on forward commitment basis.

(e)  This security is subject to dollar roll transactions. See Note 1D.

(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $24,404,879, which represented 4.67% of the Fund's Net Assets.

(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2009.

(i)  Perpetual bond with no specified maturity date.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at March 31, 2009 represented less than 0.01% of the Fund's Net Assets.

(l) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1I and Note 4.

(m) The money market fund and the Fund are affiliated by having the same investment advisor.

(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM BASIC BALANCED FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM BASIC BALANCED FUND

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM BASIC BALANCED FUND

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM BASIC BALANCED FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                       INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
--------------------------------------------------------------------------------
Level 1                                  $410,580,047              $(91,897)
--------------------------------------------------------------------------------
Level 2                                   211,585,711                204,234
--------------------------------------------------------------------------------
Level 3                                            --                     --
================================================================================
                                         $622,165,758              $ 112,337
================================================================================

* Other investments include futures contracts and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                 OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                              NUMBER OF        MONTH/                      APPRECIATION
CONTRACT                      CONTRACTS      COMMITMENT        VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        8       June-2009/Short   $  (950,125)    $ (14,867)
----------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds      17       June-2009/Short    (2,204,953)      (88,490)
   Subtotal                                                 $(3,155,078)    $(103,357)
----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes      84        June-2009/Long   $10,422,562     $  11,460
========================================================================================
   TOTAL                                                                    $ (91,897)
========================================================================================

AIM BASIC BALANCED FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                 OPEN CREDIT DEFAULT SWAP AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                         IMPLIED    NOTIONAL   MARKET VALUE
                                               BUY/SELL    (PAY)/RECEIVE   EXPIRATION     CREDIT     AMOUNT     UNREALIZED
REFERENCE ENTITY               COUNTERPARTY   PROTECTION     FIXED RATE       DATE      SPREAD(a)     (000)    APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
CDX North America Investment
   Grade Index - Series 11        UBS AG          Buy        (1.50)%(b)     12/20/13      2.35%      $23,000     $204,234
===========================================================================================================================

(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)  Unamortized discount at period-end of $637,433.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $70,982,510 and $99,141,502, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $  19,116,482
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (262,802,641)
------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities    $(243,686,159)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $865,851,917.

                        AIM EUROPEAN SMALL COMPANY FUND
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS March 31, 2009

                        [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com                  ESC-QTR-1 03/09       Invesco Aim Advisors, Inc.

AIM EUROPEAN SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                          SHARES       VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.70%

AUSTRIA-3.07%

Andritz AG                                                 92,992   $ 2,860,427
===============================================================================

BRAZIL-2.61%

Ocean Wilsons Holdings Ltd.                               325,000     2,425,855
===============================================================================

FINLAND-0.75%

Nokian Renkaat Oyj                                         59,685       700,752
===============================================================================

FRANCE-1.93%

Alten (a)                                                  34,787       504,991
-------------------------------------------------------------------------------
Sword Group                                                78,300     1,289,525
-------------------------------------------------------------------------------
                                                                      1,794,516
===============================================================================

GERMANY-8.14%

P&I Personal & Informatik AG                               68,503     1,000,804
-------------------------------------------------------------------------------
Symrise AG                                                113,997     1,349,019
-------------------------------------------------------------------------------
Takkt AG                                                  356,300     3,075,927
-------------------------------------------------------------------------------
Wirecard AG (a)                                           323,520     2,148,414
-------------------------------------------------------------------------------
                                                                      7,574,164
===============================================================================

GREECE-8.45%

Intralot S.A.                                             741,692     3,670,577
-------------------------------------------------------------------------------
Jumbo S.A.                                                553,000     4,195,790
-------------------------------------------------------------------------------
                                                                      7,866,367
===============================================================================

IRELAND-8.26%

CPL Resources PLC                                         719,700       860,282
-------------------------------------------------------------------------------
DCC PLC                                                   206,652     3,128,897
-------------------------------------------------------------------------------
Paddy Power PLC                                           229,288     3,696,978
-------------------------------------------------------------------------------
                                                                      7,686,157
===============================================================================

ISRAEL-0.40%

VIZRT Ltd. (a)                                            167,855       374,526
===============================================================================

ITALY-0.60%

Cementir Holding S.p.A.                                   200,356       556,154
===============================================================================

MALI-0.50%

Playtech Ltd.                                              72,000       462,191
===============================================================================

NETHERLANDS-4.01%

Aalberts Industries N.V.                                  406,921     2,194,234
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                                132,241     1,175,179
-------------------------------------------------------------------------------
USG People N.V.                                            44,992       361,405
-------------------------------------------------------------------------------
                                                                      3,730,818
===============================================================================

NORWAY-6.23%

ODIM A.S.A. (a)                                           191,828       828,189
-------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (a)                      459,307     3,580,063
-------------------------------------------------------------------------------
Veidekke A.S.A.                                           311,300     1,389,174
-------------------------------------------------------------------------------
                                                                      5,797,426
===============================================================================

                                                          SHARES       VALUE
-------------------------------------------------------------------------------
SWEDEN-3.65%

Oriflame Cosmetics S.A. -SDR                               62,550   $ 1,954,997
-------------------------------------------------------------------------------
Poolia A.B. -Class B                                      396,300     1,445,875
-------------------------------------------------------------------------------
                                                                      3,400,872
===============================================================================

SWITZERLAND-11.51%

Aryzta AG (a)                                              85,639     2,002,985
-------------------------------------------------------------------------------
Conzzeta AG                                                   388       436,443
-------------------------------------------------------------------------------
Galenica AG                                                 3,036       877,108
-------------------------------------------------------------------------------
Mobilezone Holding AG                                     636,714     3,832,839
-------------------------------------------------------------------------------
Schweiter AG                                               12,121     3,568,362
-------------------------------------------------------------------------------
                                                                     10,717,737
===============================================================================

UNITED KINGDOM-32.59%

Amlin PLC                                                 313,321     1,542,724
-------------------------------------------------------------------------------
Homeserve PLC                                             263,111     4,416,422
-------------------------------------------------------------------------------
IG Group Holdings PLC                                     566,475     1,424,244
-------------------------------------------------------------------------------
Informa PLC                                               255,172       960,966
-------------------------------------------------------------------------------
Kier Group PLC                                            263,548     3,334,229
-------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                  561,096     3,863,884
-------------------------------------------------------------------------------
Mears Group PLC                                           766,454     2,394,363
-------------------------------------------------------------------------------
Mitie Group PLC                                         1,292,214     3,466,743
-------------------------------------------------------------------------------
Morgan Sindall PLC                                        171,000     1,398,352
-------------------------------------------------------------------------------
Savills PLC                                               778,644     2,633,518
-------------------------------------------------------------------------------
Spectris PLC                                              163,018       941,341
-------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                            214,250     3,350,372
-------------------------------------------------------------------------------
VT Group PLC                                               65,943       446,838
-------------------------------------------------------------------------------
Zetar PLC (a)                                             108,000       158,816
-------------------------------------------------------------------------------
                                                                     30,332,812
-------------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests
   (Cost $115,297,490)                                               86,280,774
===============================================================================

PREFERRED STOCKS-2.16%

GERMANY-2.16%

Fuchs Petrolub AG -Pfd.
   (Cost $1,934,738)                                       55,485     2,011,801
===============================================================================

MONEY MARKET FUNDS-2.92%

Liquid Assets Portfolio -Institutional
   Class(b)                                             1,360,681     1,360,681
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(b)               1,360,681     1,360,681
-------------------------------------------------------------------------------
Total Money Market Funds
   (Cost $2,721,362)                                                  2,721,362
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-97.78%
   (Cost $119,953,590)                                               91,013,937
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.22%                                   2,061,485
-------------------------------------------------------------------------------
NET ASSETS-100.00%                                                  $93,075,422
===============================================================================

Investment Abbreviations:

Pfd. -- Preferred

SDR -- Swedish Depositary Receipt


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN SMALL COMPANY FUND

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN SMALL COMPANY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM EUROPEAN SMALL COMPANY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM EUROPEAN SMALL COMPANY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $74,107,544
--------------------------------------------------------------------------------
Level 2                                                              16,906,393
--------------------------------------------------------------------------------
Level 3                                                                      --
================================================================================
                                                                    $91,013,937
================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $1,706,493 and $14,230,616, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  9,111,768
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (38,085,989)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(28,974,221)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $119,988,158.

                          AIM GLOBAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                GCE-QTR-1 03/09         Invesco Aim Advisors, Inc.

AIM GLOBAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(UNAUDITED)

                                                           SHARES      VALUE
                                                          -------   -----------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.33%

AUSTRALIA-1.63%
BHP Billiton Ltd.                                          53,079   $ 1,182,557
                                                                    -----------
BERMUDA-1.06%
PartnerRe Ltd.                                             12,450       772,772
                                                                    -----------
BRAZIL-0.75%
Companhia Energetica de Minas Gerais S.A.-ADR               8,112       119,895
Companhia Vale do Rio Doce-ADR                              6,283        83,564
Empresa Brasileira de Aeronautica S.A.-ADR                  6,352        84,291
Natura Cosmeticos S.A.                                     10,400       101,860
Petroleo Brasileiro S.A.-ADR                                5,190       158,139
                                                                    -----------
                                                                        547,749
                                                                    -----------
CHINA-0.41%
China Construction Bank Corp.-Class H                     123,000        69,827
China COSCO Holdings Co. Ltd.-Class H                     106,000        69,066
CNOOC Ltd.                                                157,575       156,140
                                                                    -----------
                                                                        295,033
                                                                    -----------
EGYPT-0.08%
Orascom Telecom Holding S.A.E. -GDR                         2,552        57,114
                                                                    -----------
FINLAND-1.53%
Nokia -ADR                                                 95,495     1,114,427
                                                                    -----------
FRANCE-6.21%
Publicis Groupe                                            34,854       892,084
Sanofi-Aventis                                             19,767     1,108,903
Societe Generale                                           13,139       514,791
Total S.A.                                                 25,369     1,257,771
Unibail-Rodamco                                             5,189       738,050
                                                                    -----------
                                                                      4,511,599
                                                                    -----------
GERMANY-3.88%
BASF S.E.                                                  30,678       928,578
Bayerische Motoren Werke AG                                22,127       640,363
E.ON AG                                                    45,006     1,249,888
                                                                    -----------
                                                                      2,818,829
                                                                    -----------
HONG KONG-2.85%
Cheung Kong (Holdings) Ltd.                                60,000       516,734
Denway Motors Ltd.                                        406,000       157,149
Esprit Holdings Ltd.                                      139,700       721,169
Hutchison Whampoa Ltd.                                    138,000       676,593
                                                                    -----------
                                                                      2,071,645
                                                                    -----------
INDIA-0.33%
Mahindra & Mahindra Ltd.                                   10,164        77,455
Reliance Communications Ltd.                               17,813        61,990
State Bank of India -GDR                                    2,359        96,719
                                                                    -----------
                                                                        236,164
                                                                    -----------

                                                           SHARES      VALUE
                                                          -------   -----------
INDONESIA-0.28%
PT Astra International Tbk                                 78,000   $    95,851
PT Telekomunikasi Indonesia                               172,000       110,991
                                                                    -----------
                                                                        206,842
                                                                    -----------
ISRAEL-0.11%
Makhteshim-Agan Industries Ltd.                            19,786        82,895
                                                                    -----------
ITALY-1.20%
Eni S.p.A.                                                 45,186       869,691
                                                                    -----------
JAPAN-14.93%
Canon Inc.                                                 33,500       976,743
FUJIFILM Holdings Corp.                                    34,600       756,896
Mitsubishi UFJ Financial Group, Inc.                      240,200     1,179,489
Murata Manufacturing Co., Ltd.                             17,200       664,687
Nippon Telegraph and Telephone Corp.                       17,600       668,169
Nissan Motor Co., Ltd.                                    139,400       503,389
NOK Corp.                                                  41,600       357,947
NTT DoCoMo, Inc.                                              568       774,634
Seven & I Holdings Co., Ltd.                               35,300       779,026
SMC Corp.                                                   7,000       671,370
Sony Corp.                                                 23,800       487,781
Sumitomo Chemical Co., Ltd.                               182,000       624,955
Takeda Pharmaceutical Co. Ltd.                             21,900       759,122
Tokyo Electron Ltd.                                        19,000       715,394
Toyota Motor Corp.                                         28,900       926,485
                                                                    -----------
                                                                     10,846,087
                                                                    -----------
MEXICO-0.34%
America Movil S.A.B de C.V.                                62,500        84,701
Cemex S.A.B. de C.V. -CPO                                  63,300        39,408
Fomento Economico Mexicano, S.A.B. de C.V.-ADR              1,821        45,907
Grupo Financiero Banorte S.A.B. de C.V.-Class O            57,400        76,128
                                                                    -----------
                                                                        246,144
                                                                    -----------
NETHERLANDS-6.19%
Heineken N.V.                                              52,819     1,501,242
Koninklijke (Royal) Philips Electronics N.V.               55,225       814,862
TNT N.V.                                                   61,260     1,047,948
Unilever N.V.                                              57,087     1,128,188
                                                                    -----------
                                                                      4,492,240
                                                                    -----------
NORWAY-1.06%
StatoilHydro A.S.A.                                        44,100       770,536
                                                                    -----------
RUSSIA-0.26%
Gazprom -ADR                                                5,693        83,634
LUKOIL -ADR                                                 2,802       105,635
                                                                    -----------
                                                                        189,269
                                                                    -----------
SOUTH AFRICA-0.45%
Barloworld Ltd.                                            19,496        65,827
                                                                    -----------

       SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL CORE EQUITY FUND

                                                           SHARES      VALUE
                                                          -------   -----------
SOUTH AFRICA-(CONTINUED)
Sasol Ltd.                                                  2,702   $    78,401
Standard Bank Group Ltd.                                   12,333       103,842
Steinhoff International Holdings Ltd.                      72,230        76,898
                                                                    -----------
                                                                        324,968
                                                                    -----------
SOUTH KOREA-0.78%
Daelim Industrial Co., Ltd.                                 2,525        96,812
Hyundai Mobis                                               1,296        75,759
LG Electronics Inc.                                           789        52,453
Lotte Shopping Co., Ltd.                                      531        73,463
POSCO                                                         488       129,668
Samsung Electronics Co., Ltd.                                 333       137,548
                                                                    -----------
                                                                        565,703
                                                                    -----------
SPAIN-1.42%
Banco Santander S.A.                                      150,104     1,031,714
                                                                    -----------
SWEDEN-1.15%
Telefonaktiebolaget LM Ericsson -Class B                  103,029       836,899
                                                                    -----------
SWITZERLAND-6.38%
ACE Ltd.                                                   25,293     1,021,837
Credit Suisse Group AG                                     23,978       727,516
Holcim Ltd.                                                14,734       524,072
Novartis AG                                                16,439       620,674
Swisscom AG                                                 3,376       948,634
Zurich Financial Services AG                                5,016       793,884
                                                                    -----------
                                                                      4,636,617
                                                                    -----------
TAIWAN-0.35%
AU Optronics Corp. -ADR                                    10,924        91,652
HTC Corp.                                                  13,000       160,940
                                                                    -----------
                                                                        252,592
                                                                    -----------
THAILAND-0.27%
Bangkok Bank PCL -NVDR                                     41,800        88,599
Banpu Public Co. Ltd.                                       7,300        44,601
PTT PCL                                                    14,700        64,482
                                                                    -----------
                                                                        197,682
                                                                    -----------
TURKEY-0.08%
Turkiye Is Bankasi -Class C                                24,734        55,895
                                                                    -----------
UNITED KINGDOM-12.47%
AstraZeneca PLC                                            20,318       720,593
BP PLC                                                    153,623     1,027,976
Centrica PLC                                              240,685       786,417
GlaxoSmithKline PLC -ADR                                   25,892       804,464
HSBC Holdings PLC, Rts. (a)                                52,665       106,534
HSBC Holdings PLC                                         121,725       689,799
Imperial Tobacco Group PLC                                 36,486       820,240
Kingfisher PLC                                            288,792       618,786
National Grid PLC                                         127,124       976,636
Royal Dutch Shell PLC -Class B                             66,496     1,457,342
Vodafone Group PLC                                        599,315     1,046,859
                                                                    -----------
                                                                      9,055,646
                                                                    -----------

                                                           SHARES      VALUE
                                                          -------   -----------
UNITED STATES-30.88%
3M Co.                                                     22,527   $ 1,120,042
Anadarko Petroleum Corp.                                   29,825     1,159,894
Apache Corp.                                               10,757       689,416
Avon Products, Inc.                                        65,190     1,253,604
Bank of America Corp.                                      74,421       507,551
Bank of New York Mellon Corp.                              42,367     1,196,868
Best Buy Co., Inc.                                         32,597     1,237,382
Chevron Corp.                                              22,192     1,492,190
Coach, Inc. (a)                                            58,247       972,725
ConocoPhillips                                             31,944     1,250,927
International Business Machines Corp.                       8,416       815,426
Johnson & Johnson                                          41,474     2,181,532
Merck & Co. Inc.                                           59,734     1,597,885
Microsoft Corp.                                            44,621       819,688
Northrop Grumman Corp.                                     15,805       689,730
Oracle Corp.                                               88,437     1,598,057
Pfizer Inc.                                                57,836       787,726
Philip Morris International Inc.                           18,139       645,386
Seagate Technology                                         87,471       525,701
Teradata Corp. (a)                                         47,495       770,369
Valero Energy Corp.                                        62,277     1,114,758
                                                                    -----------
                                                                     22,426,857
                                                                    -----------
   Total Common Stocks & Other Equity
      Interests (Cost $99,884,636)                                   70,696,166
                                                                    -----------
PREFERRED STOCKS-0.08%

BRAZIL-0.08%
Banco Bradesco S.A., Pfd. (Cost $115,492)                   5,600        55,789
                                                                    -----------
MONEY MARKET FUNDS-2.16%
Liquid Assets Portfolio -Institutional
   Class(b)                                               783,214       783,214
Premier Portfolio -Institutional Class(b)                 783,214       783,214
                                                                    -----------
   Total Money Market Funds
      (Cost $1,566,428)                                               1,566,428
                                                                    -----------
TOTAL INVESTMENTS-99.57%
   (Cost $101,566,556)                                               72,318,383
                                                                    -----------
OTHER ASSETS LESS LIABILITIES-0.43%                                     310,307
                                                                    -----------
NET ASSETS-100.00%                                                  $72,628,690
                                                                    ===========

Investment Abbreviations:

ADR  -- American Depositary Receipt
CPO  -- Certificates of Ordinary Participation
GDR  -- Global Depositary Receipt
NVDR -- Non-Voting Depositary Receipt
Pfd. -- Preferred
Rts. -- Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM GLOBAL CORE EQUITY FUND
     counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

     INPUT LEVEL   INVESTMENTS IN SECURITIES
     ---------------------------------------
       Level 1            $41,973,063
     ---------------------------------------
       Level 2             30,345,320
     ---------------------------------------
       Level 3                     --
     ---------------------------------------
                          $72,318,383
     ---------------------------------------

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $8,306,751 and $13,968,767, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                    $    604,210
     ------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                   (30,953,699)
     ==========================================================================================
     Net unrealized appreciation (depreciation) of investment securities           $(30,349,489)
     __________________________________________________________________________________________
     ==========================================================================================
     Cost of investments for tax purposes is $102,667,872.

                      AIM INTERNATIONAL SMALL COMPANY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              ISC-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.59%

AUSTRIA-1.61%

Andritz AG                                                125,760   $  3,868,369
================================================================================

BRAZIL-7.03%

American Banknote S.A. (a)                                325,900      1,432,373
--------------------------------------------------------------------------------
American Banknote S.A.                                  1,151,700      5,061,872
--------------------------------------------------------------------------------
Equatorial Energia S.A.                                 1,732,800      8,661,200
--------------------------------------------------------------------------------
OdontoPrev S.A. (a)                                       139,600      1,382,315
--------------------------------------------------------------------------------
OdontoPrev S.A.                                            38,700        383,206
================================================================================
                                                                      16,920,966
================================================================================

CANADA-5.24%

Aastra Technologies Ltd. (b)                              143,900      2,148,170
--------------------------------------------------------------------------------
FirstService Corp. -Series 1, 7% Pfd.                      36,320        527,366
--------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                     349,200      2,174,363
--------------------------------------------------------------------------------
Onex Corp.                                                221,600      2,722,760
--------------------------------------------------------------------------------
Reitmans (Canada) Ltd. -Class A                           391,700      3,448,775
--------------------------------------------------------------------------------
Total Energy Trust Ltd.                                   598,190      1,589,543
================================================================================
                                                                      12,610,977
================================================================================

CHINA-2.86%

New Oriental Education & Technology Group,
   Inc. -ADR(b)                                            35,200      1,768,800
--------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                          11,542,000      5,122,762
================================================================================
                                                                       6,891,562
================================================================================

FINLAND-0.57%

Nokian Renkaat Oyj                                        116,208      1,364,379
================================================================================

GERMANY-4.59%

Fuchs Petrolub AG -Pfd.                                    83,591      3,030,882
--------------------------------------------------------------------------------
Symrise AG                                                244,507      2,893,449
--------------------------------------------------------------------------------
Wirecard AG (b)                                           773,129      5,134,153
================================================================================
                                                                      11,058,484
================================================================================

GREECE-5.30%

Intralot S.A.                                           1,172,600      5,803,108
--------------------------------------------------------------------------------
Jumbo S.A.                                                918,000      6,965,163
================================================================================
                                                                      12,768,271
================================================================================

HONG KONG-5.20%

First Pacific Co. Ltd.                                 21,930,000      7,526,359
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.                                 22,942,170      2,960,051
--------------------------------------------------------------------------------
Paliburg Holdings Ltd. -Wts., expiring
   11/08/10(b)                                         25,491,300         62,490
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.               10,367,400      1,966,309
================================================================================
                                                                      12,515,209
================================================================================

IRELAND-4.55%

DCC PLC                                                   318,895      4,828,357
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
IRELAND-(CONTINUED)

Paddy Power PLC                                           380,171   $  6,129,774
================================================================================
                                                                      10,958,131
================================================================================

ITALY-0.58%

Cementir Holding S.p.A.                                   506,106      1,404,865
================================================================================

JAPAN-5.36%

EXEDY Corp.                                               329,900      4,206,399
--------------------------------------------------------------------------------
Nippon Ceramic Co., Ltd.                                  508,700      5,372,097
--------------------------------------------------------------------------------
Nishio Rent All Co., Ltd.                                 183,100      1,127,853
--------------------------------------------------------------------------------
Noritsu Koki Co., Ltd.                                    296,800      2,208,847
================================================================================
                                                                      12,915,196
================================================================================

MALAYSIA-7.56%

IGB Corp. Berhad                                       27,777,100     10,280,764
--------------------------------------------------------------------------------
Parkson Holdings Berhad                                 7,659,360      7,928,507
================================================================================
                                                                      18,209,271
================================================================================

MALI-0.49%

Playtech Ltd.                                             184,000      1,181,154
================================================================================

NETHERLANDS-3.48%

Aalberts Industries N.V.                                  586,484      3,162,489
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (a)                             65,000        577,632
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                                349,511      3,105,980
--------------------------------------------------------------------------------
USG People N.V.                                           192,124      1,543,264
================================================================================
                                                                       8,389,365
================================================================================

NEW ZEALAND-1.52%

Freightways Ltd.                                        2,172,027      3,654,826
================================================================================

NORWAY-2.76%

Petroleum Geo-Services A.S.A. (b)                         519,400      2,178,750
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (b)                      571,623      4,455,508
================================================================================
                                                                       6,634,258
================================================================================

PHILIPPINES-6.77%

First Gen Corp. (b)                                     9,510,600      4,526,164
--------------------------------------------------------------------------------
Globe Telecom, Inc.                                       208,740      3,606,506
--------------------------------------------------------------------------------
Manila Water Co.                                       18,093,500      4,118,222
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (a)                       4,405,000        357,458
--------------------------------------------------------------------------------
PNOC Energy Development Corp.                          45,593,000      3,699,789
================================================================================
                                                                      16,308,139
================================================================================

SOUTH KOREA-2.51%

CJ Corp.                                                   63,059      1,747,987
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                               5,291      3,940,228
--------------------------------------------------------------------------------
Qrix Communications Inc.                                  178,089        345,723
================================================================================
                                                                       6,033,938
================================================================================

SWEDEN-1.76%

Oriflame Cosmetics S.A. -SDR                              135,400      4,231,919
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL SMALL COMPANY FUND

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
SWITZERLAND-2.69%

Aryzta AG (b)                                             185,041   $  4,327,869
--------------------------------------------------------------------------------
Galenica AG                                                 7,453      2,153,191
================================================================================
                                                                       6,481,060
================================================================================

TAIWAN-1.36%

Hung Poo Real Estate Development Corp.                  4,518,242      3,284,458
================================================================================

THAILAND-1.61%

CP ALL PCL                                              3,012,800      1,067,411
--------------------------------------------------------------------------------
Siam Commercial Bank PCL                                1,822,100      2,800,069
================================================================================
                                                                       3,867,480
================================================================================

UNITED KINGDOM-18.19%

Amlin PLC                                                 867,450      4,271,135
--------------------------------------------------------------------------------
Homeserve PLC                                             424,217      7,120,649
--------------------------------------------------------------------------------
IG Group Holdings PLC                                   1,060,852      2,667,218
--------------------------------------------------------------------------------
Informa PLC                                               833,435      3,138,678
--------------------------------------------------------------------------------
Kier Group PLC                                            452,426      5,723,785
--------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                  934,000      6,431,819
--------------------------------------------------------------------------------
Mitie Group PLC                                         2,967,423      7,960,984
--------------------------------------------------------------------------------
Savills PLC                                             1,586,979      5,367,457
--------------------------------------------------------------------------------
VT Group PLC                                              166,286      1,126,774
================================================================================
                                                                      43,808,499
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $335,636,716)                                            225,360,776
================================================================================

MONEY MARKET FUNDS-3.81%

Liquid Assets Portfolio -Institutional
   Class(c)                                             4,587,644      4,587,644
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)               4,587,644      4,587,644
================================================================================
   Total Money Market Funds
      (Cost $9,175,288)                                                9,175,288
================================================================================
TOTAL INVESTMENTS-97.40%
   (Cost $344,812,004)                                               234,536,064
================================================================================
OTHER ASSETS LESS LIABILITIES-2.60%                                    6,266,157
================================================================================
NET ASSETS-100.00%                                                  $240,802,221
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

SDR -- Swedish Depositary Receipt

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2009 was $3,749,778, which represented 1.56% of the Fund's Net Assets.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM INTERNATIONAL SMALL COMPANY FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL                                            INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                     $181,800,839
Level 2                                                       52,735,225
Level 3                                                               --
================================================================================
                                                            $234,536,064
================================================================================

NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended March 31, 2009.

                                                              CHANGE IN                            REALIZED
                      VALUE     PURCHASES   PROCEEDS FROM    UNREALIZED      VALUE    DIVIDEND       GAIN
                    12/31/08     AT COST        SALES       APPRECIATION   03/31/09    INCOME       (LOSS)
-------------------------------------------------------------------------------------------------------------
Lion Diversified
   Holdings
   Berhad          $2,566,238      $--       $(1,819,873)    $11,250,522      $--       $--      $(11,996,887)
-------------------------------------------------------------------------------------------------------------

Transat A.T.
   Inc-Class A      1,554,712       --          (856,354)      1,390,496       --        --        (2,088,854)
=============================================================================================================
TOTAL
   INVESTMENTS
   IN OTHER
   AFFILIATES      $4,120,950      $--       $(2,676,227)    $12,641,018      $--       $--      $(14,085,741)
=============================================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $8,534,945 and $26,812,045 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  11,175,473
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (122,258,769)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(111,083,296)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $345,619,360.

                          AIM MID CAP BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             MCBV-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM MID CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--94.93%

ADVERTISING--4.29%

Interpublic Group of Cos., Inc. (The) (b)(c)              785,658   $  3,236,911
--------------------------------------------------------------------------------
Omnicom Group Inc.                                         40,600        950,040
================================================================================
                                                                       4,186,951
================================================================================

APPAREL RETAIL--9.21%

Abercrombie & Fitch Co. -Class A (b)                      138,400      3,293,920
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                            78,690        963,166
--------------------------------------------------------------------------------
J. Crew Group, Inc. (b)(c)                                260,767      3,436,909
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) (b)                            85,700      1,297,498
================================================================================
                                                                       8,991,493
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.55%

Gildan Activewear Inc. (Canada)(b)(c)                     119,500        967,950
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                       616,124      1,521,826
================================================================================
                                                                       2,489,776
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.60%

Legg Mason, Inc. (b)                                       98,400      1,564,560
================================================================================

BREWERS--2.24%

Molson Coors Brewing Co. -Class B                          63,849      2,188,744
================================================================================

COMMUNICATIONS EQUIPMENT--2.55%

Plantronics, Inc.                                         206,196      2,488,786
================================================================================

COMPUTER HARDWARE--5.34%

Dell Inc. (c)                                             325,412      3,084,906
--------------------------------------------------------------------------------
Sun Microsystems, Inc. (c)                                290,100      2,123,532
================================================================================
                                                                       5,208,438
================================================================================

CONSTRUCTION & ENGINEERING--2.87%

Shaw Group Inc. (The) (c)                                 102,382      2,806,291
================================================================================

CONSUMER FINANCE--2.02%

American Express Co.                                       64,600        880,498
--------------------------------------------------------------------------------
SLM Corp. (c)                                             221,400      1,095,930
================================================================================
                                                                       1,976,428
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.17%

Euronet Worldwide, Inc. (b)(c)                             95,800      1,251,148
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. (b)(c)                            424,634      2,887,511
--------------------------------------------------------------------------------
Western Union Co.                                          72,467        910,910
================================================================================
                                                                       5,049,569
================================================================================

EDUCATION SERVICES--1.91%

Apollo Group Inc. -Class A (c)                             23,832      1,866,761
================================================================================

                                                          SHARES        VALUE
--------------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES--2.12%

Tyco Electronics Ltd.                                     187,379   $  2,068,664
================================================================================

HEALTH CARE DISTRIBUTORS--2.56%

Cardinal Health, Inc.                                      58,276      1,834,528
--------------------------------------------------------------------------------
McKesson Corp.                                             19,075        668,388
================================================================================
                                                                       2,502,916
================================================================================

HEALTH CARE EQUIPMENT--1.56%

Symmetry Medical Inc. (c)                                 241,671      1,524,944
================================================================================

HEALTH CARE SUPPLIES--3.55%

Cooper Cos., Inc. (The) (b)                               130,882      3,460,520
================================================================================

HOME FURNISHINGS--1.76%

Tempur-Pedic International Inc. (b)                       235,419      1,718,559
================================================================================

HOUSEWARES & SPECIALTIES--2.39%

Newell Rubbermaid Inc.                                    366,000      2,335,080
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--3.33%

Robert Half International, Inc. (b)                       182,065      3,246,219
================================================================================

INSURANCE BROKERS--2.12%

Marsh & McLennan Cos., Inc.                                65,776      1,331,964
--------------------------------------------------------------------------------
National Financial Partners Corp.                         231,414        740,525
================================================================================
                                                                       2,072,489
================================================================================

INVESTMENT BANKING & BROKERAGE--2.05%

FBR Capital Markets Corp. (c)                             609,493      2,005,232
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.19%

Waters Corp. (b)(c)                                        57,850      2,137,557
================================================================================

MANAGED HEALTH CARE--5.83%

Aetna Inc.                                                120,216      2,924,855
--------------------------------------------------------------------------------
Coventry Health Care, Inc. (c)                            214,108      2,770,558
================================================================================
                                                                       5,695,413
================================================================================

MOVIES & ENTERTAINMENT--2.90%

Viacom Inc. -Class B (c)                                  162,700      2,827,726
================================================================================

PERSONAL PRODUCTS--1.09%

Bare Escentuals, Inc. (c)                                 260,000      1,066,000
================================================================================

PROPERTY & CASUALTY INSURANCE--1.90%

XL Capital Ltd. -Class A                                  338,812      1,849,913
================================================================================

PUBLISHING--2.46%

McGraw-Hill Cos., Inc. (The)                              104,980      2,400,893
================================================================================

REGIONAL BANKS--1.09%

Zions Bancorp.                                            108,645      1,067,980
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP BASIC VALUE FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--9.25%

ASML Holding N.V. (Netherlands)                           305,703   $  5,420,355
--------------------------------------------------------------------------------
Brooks Automation, Inc. (c)                                82,516        380,399
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                          161,347      3,226,940
================================================================================
                                                                       9,027,694
================================================================================

SEMICONDUCTORS--1.65%

Maxim Integrated Products, Inc.                           121,892      1,610,193
================================================================================

SPECIALIZED FINANCE--5.38%

CIT Group, Inc.                                           236,796        674,869
--------------------------------------------------------------------------------
Moody's Corp.                                             199,849      4,580,539
================================================================================
                                                                       5,255,408
================================================================================
   Total Common Stocks
      (Cost $157,303,614)                                             92,691,197
================================================================================

MONEY MARKET FUNDS--4.85%

Liquid Assets Portfolio -Institutional Class(d)         2,367,764      2,367,764
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)               2,367,764      2,367,764
================================================================================
   Total Money Market Funds
      (Cost $4,735,528)                                                4,735,528
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash collateral
  from securities on loan)--99.78%
  (Cost $162,039,142)                                                 97,426,725
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS--21.43%

Liquid Assets Portfolio -Institutional
   Class (Cost $20,926,957)(d)(e)                      20,926,957     20,926,957
================================================================================
TOTAL INVESTMENTS--121.21%
   (Cost $182,966,099)                                               118,353,682
================================================================================
OTHER ASSETS LESS LIABILITIES--(21.21)%                              (20,713,466)
================================================================================
NET ASSETS--100.00%                                                 $ 97,640,216
================================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM MID CAP BASIC VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM MID CAP BASIC VALUE FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN
INPUT LEVEL      SECURITIES
----------------------------
Level 1       $  118,353,682
----------------------------
Level 2                   --
----------------------------
Level 3                   --
============================
              $  118,353,682
============================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $10,924,416 and $15,523,480, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  8,308,637
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (73,963,807)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(65,655,170)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $184,008,852.

                             AIM SELECT EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             SEQ-QTR-1 03/09            Invesco Aim Advisors, Inc.

AIM SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
March 31, 2009
(Unaudited)

                                                      SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.46%

AEROSPACE & DEFENSE-0.89%

United Technologies Corp.                               34,200   $    1,469,916
===============================================================================

AGRICULTURAL PRODUCTS-0.63%

Archer-Daniels-Midland Co.                              37,500        1,041,750
===============================================================================

APPAREL RETAIL-8.02%

Aeropostale, Inc. (b)                                  123,800        3,288,128
-------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The) (b)          68,900        1,508,221
-------------------------------------------------------------------------------
Foot Locker, Inc.                                      272,900        2,859,992
-------------------------------------------------------------------------------
Gap, Inc. (The)                                        268,200        3,483,918
-------------------------------------------------------------------------------
Ross Stores, Inc.                                       56,700        2,034,396
===============================================================================
                                                                     13,174,655
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.42%

Jones Apparel Group, Inc.                              163,000          687,860
===============================================================================

APPLICATION SOFTWARE-0.08%

Net 1 UEPS Technologies, Inc. (b)                        4,500           68,445
-------------------------------------------------------------------------------
TIBCO Software Inc. (b)                                 11,700           68,679
===============================================================================
                                                                        137,124
===============================================================================

BIOTECHNOLOGY-4.40%

Amgen Inc. (b)                                          68,700        3,402,024
-------------------------------------------------------------------------------
Biogen Idec Inc. (b)                                    68,100        3,569,802
-------------------------------------------------------------------------------
Facet Biotech Corp. (b)                                 17,200          163,400
-------------------------------------------------------------------------------
PDL BioPharma Inc.                                      13,200           93,456
===============================================================================
                                                                      7,228,682
===============================================================================

COMMUNICATIONS EQUIPMENT-1.98%

3Com Corp. (b)                                         233,300          720,897
-------------------------------------------------------------------------------
Avocent Corp. (b)                                        5,100           61,914
-------------------------------------------------------------------------------
EchoStar Corp. -Class A (b)                             14,800          219,484
-------------------------------------------------------------------------------
F5 Networks, Inc. (b)                                   26,500          555,175
-------------------------------------------------------------------------------
InterDigital, Inc. (b)                                  66,000        1,704,120
===============================================================================
                                                                      3,261,590
===============================================================================

COMPUTER & ELECTRONICS RETAIL-0.78%

RadioShack Corp.                                       150,000        1,285,500
===============================================================================

COMPUTER HARDWARE-6.80%

Apple Inc. (b)                                          43,900        4,614,768
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     30,100          965,006
-------------------------------------------------------------------------------
International Business Machines Corp.                   57,800        5,600,242
===============================================================================
                                                                     11,180,016
===============================================================================

COMPUTER STORAGE & PERIPHERALS-2.48%

Lexmark International, Inc. -Class A (b)                59,700        1,007,139
-------------------------------------------------------------------------------
QLogic Corp. (b)                                       276,600        3,075,792
===============================================================================
                                                                      4,082,931
===============================================================================

                                                      SHARES          VALUE
-------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-0.16%

Broadridge Financial Solutions Inc.                      3,500   $       65,135
-------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                     6,400          190,464
===============================================================================
                                                                        255,599
===============================================================================

DIVERSIFIED BANKS-1.46%

Wells Fargo & Co.                                      168,400        2,398,016
===============================================================================

DIVERSIFIED METALS & MINING-0.41%

Compass Minerals International, Inc.                    11,900          670,803
===============================================================================

EDUCATION SERVICES-4.14%

Apollo Group Inc. -Class A (b)                          40,500        3,172,365
-------------------------------------------------------------------------------
Career Education Corp. (b)                              25,500          610,980
-------------------------------------------------------------------------------
Corinthian Colleges, Inc. (b)                           32,700          636,015
-------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                      19,700        2,391,974
===============================================================================
                                                                      6,811,334
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.40%

GrafTech International Ltd. (b)                        105,400          649,264
===============================================================================

GENERAL MERCHANDISE STORES-2.01%

Big Lots, Inc. (b)                                     128,100        2,661,918
-------------------------------------------------------------------------------
Family Dollar Stores, Inc.                              19,000          634,030
===============================================================================
                                                                      3,295,948
===============================================================================

HEALTH CARE EQUIPMENT-0.33%

Boston Scientific Corp. (b)                             68,300          542,985
===============================================================================

HEALTH CARE SERVICES-1.39%

Express Scripts, Inc. (b)                               31,500        1,454,355
-------------------------------------------------------------------------------
Omnicare, Inc.                                          34,000          832,660
===============================================================================
                                                                      2,287,015
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.21%

Take-Two Interactive Software, Inc. (b)                 40,700          339,845
===============================================================================

HOMEBUILDING-4.18%

D.R. Horton, Inc.                                      387,600        3,759,720
-------------------------------------------------------------------------------
Pulte Homes, Inc. (b)                                  263,300        2,877,869
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                14,200          236,572
===============================================================================
                                                                      6,874,161
===============================================================================

HOMEFURNISHING RETAIL-0.74%

Rent-A-Center, Inc. (b)                                 62,700        1,214,499
===============================================================================

HOUSEHOLD PRODUCTS-1.78%

Procter & Gamble Co. (The)                              62,200        2,928,998
===============================================================================

HYPERMARKETS & SUPER CENTERS-3.21%

Wal-Mart Stores, Inc.                                  101,400        5,282,940
===============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADER
   S-1.42%

Mirant Corp. (b)                                       204,500        2,331,300
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND

                                                      SHARES          VALUE
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-5.17%

3M Co.                                                  69,500   $    3,455,540
-------------------------------------------------------------------------------
General Electric Co.                                   498,100        5,035,791
===============================================================================
                                                                      8,491,331
===============================================================================

INDUSTRIAL MACHINERY-0.12%

John Bean Technologies Corp.                            19,400          202,924
===============================================================================

INSURANCE BROKERS-0.68%

Marsh & McLennan Cos., Inc.                             55,100        1,115,775
===============================================================================

INTEGRATED OIL & GAS-11.34%

Chevron Corp.                                           30,900        2,077,716
-------------------------------------------------------------------------------
ConocoPhillips                                          84,100        3,293,356
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                      137,500        9,363,750
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              70,100        3,901,065
===============================================================================
                                                                     18,635,887
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.14%

AT&T Inc.                                              147,900        3,727,080
-------------------------------------------------------------------------------
Verizon Communications Inc.                            156,200        4,717,240
===============================================================================
                                                                      8,444,320
===============================================================================

INTERNET RETAIL-1.73%

Netflix Inc. (b)                                        66,300        2,845,596
===============================================================================

INTERNET SOFTWARE & SERVICES-3.25%

eBay Inc. (b)                                          231,100        2,902,616
-------------------------------------------------------------------------------
Sohu.com Inc. (b)                                       57,000        2,354,670
-------------------------------------------------------------------------------
ValueClick, Inc. (b)                                    10,000           85,100
===============================================================================
                                                                      5,342,386
===============================================================================

INVESTMENT BANKING & BROKERAGE-0.10%

Knight Capital Group, Inc. -Class A (b)                 11,600          170,984
===============================================================================

IT CONSULTING & OTHER SERVICES-0.12%

Acxiom Corp.                                            25,900          191,660
===============================================================================

LIFE & HEALTH INSURANCE-1.85%

Aflac, Inc.                                            156,700        3,033,712
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.40%

Frontline Ltd.  (Bermuda)                               38,200          664,298
===============================================================================

PHARMACEUTICALS-7.59%

Forest Laboratories, Inc. (b)                           72,700        1,596,492
-------------------------------------------------------------------------------
Johnson & Johnson                                       10,500          552,300
-------------------------------------------------------------------------------
Lilly (Eli) and Co.                                    100,200        3,347,682
-------------------------------------------------------------------------------
Merck & Co. Inc.                                        92,700        2,479,725
-------------------------------------------------------------------------------
Pfizer Inc.                                            127,900        1,741,998
-------------------------------------------------------------------------------
Valeant Pharmaceuticals International (b)               94,000        1,672,260
-------------------------------------------------------------------------------
Wyeth                                                   25,200        1,084,608
===============================================================================
                                                                     12,475,065
===============================================================================

PROPERTY & CASUALTY INSURANCE-3.32%

Allstate Corp. (The)                                    10,200          195,330
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.  (Bermuda)               140,400        3,153,384
-------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                              18,400          414,736
-------------------------------------------------------------------------------
Chubb Corp. (The)                                       33,700        1,426,184
-------------------------------------------------------------------------------

                                                      SHARES          VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Travelers Cos., Inc. (The)                               6,400   $      260,096
===============================================================================
                                                                      5,449,730
===============================================================================

PUBLISHING-0.03%

Gannett Co., Inc.                                       25,000           55,000
===============================================================================

REINSURANCE-0.83%

Platinum Underwriters Holdings, Ltd.
   (Bermuda)                                            25,600          726,016
-------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                             12,800          632,832
===============================================================================
                                                                      1,358,848
===============================================================================

SOFT DRINKS-1.56%

Dr. Pepper Snapple Group, Inc. (b)                      16,600          280,706
-------------------------------------------------------------------------------
Hansen Natural Corp. (b)                                63,200        2,275,200
===============================================================================
                                                                      2,555,906
===============================================================================

SPECIALIZED REIT'S-1.30%

Public Storage                                          38,800        2,143,700
===============================================================================

SYSTEMS SOFTWARE-5.50%

Microsoft Corp.                                        303,400        5,573,458
-------------------------------------------------------------------------------
Symantec Corp. (b)                                     232,200        3,469,068
===============================================================================
                                                                      9,042,526
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.11%

Sprint Nextel Corp. (b)                                 51,900          185,283
===============================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $203,384,525)                                           161,837,662
===============================================================================

                                                     PRINCIPAL
                                                       AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.40%

   0.21%, 06/18/09 (c)(d) (Cost $649,711)           $  650,000          649,786
===============================================================================

                                                      SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.26%

Liquid Assets Portfolio -Institutional
   Class(e)                                          1,038,424        1,038,424
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)            1,038,424        1,038,424
===============================================================================
      Total Money Market Funds
         (Cost $2,076,848)                                            2,076,848
===============================================================================
TOTAL INVESTMENTS-100.12%
   (Cost $206,111,084)                                              164,564,296
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.12)%                                  (190,482)
===============================================================================
NET ASSETS-100.00%                                               $  164,373,814
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Non-income producing security.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SELECT EQUITY FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM SELECT EQUITY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1              $163,914,510              $356,053
------------------------------------------------------------
Level 2                   649,786                    --
------------------------------------------------------------
Level 3                        --                    --
============================================================
                     $164,564,296              $356,053
============================================================

* Other investments include futures, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                             OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------
                         NUMBER OF       MONTH/                     UNREALIZED
       CONTRACT          CONTRACTS     COMMITMENT        VALUE     APPRECIATION
-------------------------------------------------------------------------------
S&P 500 E-Mini Futures       61      June-2009/Long   $2,424,140     $356,053
-------------------------------------------------------------------------------

AIM SELECT EQUITY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $42,574,409 and $49,469,038, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  7,674,891
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (54,027,929)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(46,353,038)
__________________________________________________________________________________
==================================================================================

Cost of investments for tax purposes is $210,917,334.

                            AIM SMALL CAP EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              SCE-QTR-1 03/09           Invesco Aim Advisors, Inc.

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2009
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--99.18%

AEROSPACE & DEFENSE--2.51%

AAR Corp. (b)(c)                                          219,966   $  2,758,374
--------------------------------------------------------------------------------
Aerovironment Inc. (c)                                    105,339      2,201,585
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                      106,916      2,998,994
================================================================================
                                                                       7,958,953
================================================================================

AIRLINES--1.26%

Allegiant Travel Co. (b)(c)                                88,159      4,007,708
--------------------------------------------------------------------------------

APPAREL RETAIL--4.29%

Citi Trends Inc. (b)(c)                                   300,054      6,868,236
--------------------------------------------------------------------------------
Collective Brands, Inc. (c)                               302,978      2,951,006
--------------------------------------------------------------------------------
J. Crew Group, Inc. (b)(c)                                287,926      3,794,865
================================================================================
                                                                      13,614,107
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.70%

Carter's, Inc. (c)                                        176,924      3,327,940
--------------------------------------------------------------------------------
Volcom, Inc. (b)(c)                                       213,694      2,072,832
================================================================================
                                                                       5,400,772
================================================================================

APPLICATION SOFTWARE--1.76%

Blackbaud, Inc.                                           242,245      2,812,465
--------------------------------------------------------------------------------
Parametric Technology Corp. (c)                           277,885      2,773,292
================================================================================
                                                                       5,585,757
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.69%

Affiliated Managers Group, Inc. (b)(c)                     54,286      2,264,269
--------------------------------------------------------------------------------
GAMCO Investors, Inc. -Class A (b)                         95,131      3,106,027
================================================================================
                                                                       5,370,296
================================================================================

BIOTECHNOLOGY--0.66%

InterMune, Inc. (b)(c)                                    128,391      2,110,748
================================================================================

COMMUNICATIONS EQUIPMENT--2.03%

Arris Group Inc. (c)                                      486,474      3,585,313
--------------------------------------------------------------------------------
Comtech Telecommunications Corp. (c)                      115,498      2,860,886
--------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11(d)                    2,606              0
================================================================================
                                                                       6,446,199
================================================================================

COMPUTER STORAGE & PERIPHERALS--1.18%

Synaptics Inc. (b)(c)                                     139,732      3,739,228
================================================================================

CONSTRUCTION & ENGINEERING--1.71%

MYR Group Inc. (c)                                        158,483      2,416,866
--------------------------------------------------------------------------------
Northwest Pipe Co. (b)(c)                                 105,830      3,012,980
================================================================================
                                                                       5,429,846
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.33%

Titan International, Inc. (b)                             205,423   $  1,033,278
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.38%

CyberSource Corp. (c)                                     332,054      4,917,720
--------------------------------------------------------------------------------
Euronet Worldwide, Inc. (b)(c)                            204,177      2,666,551
--------------------------------------------------------------------------------
Wright Express Corp. (b)(c)                               173,814      3,166,891
================================================================================
                                                                      10,751,162
================================================================================

DIVERSIFIED CHEMICALS--1.02%

FMC Corp.                                                  75,088      3,239,296
================================================================================

DIVERSIFIED METALS & MINING--1.25%

Compass Minerals International, Inc.                       70,442      3,970,816
================================================================================

DIVERSIFIED SUPPORT SERVICES--0.39%

EnerNOC, Inc. (b)(c)                                       85,528      1,243,577
================================================================================

EDUCATION SERVICES--1.03%

Capella Education Co. (c)                                  61,630      3,266,390
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.22%

Belden Inc. (b)                                           158,537      1,983,298
--------------------------------------------------------------------------------
General Cable Corp. (c)                                    96,228      1,907,239
================================================================================
                                                                       3,890,537
================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.38%

OSI Systems, Inc. (c)                                     173,299      2,644,543
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. (b)(c)                     107,501      1,732,916
================================================================================
                                                                       4,377,459
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--3.14%

ABM Industries Inc.                                       269,712      4,423,277
--------------------------------------------------------------------------------
Team, Inc. (b)(c)                                         193,030      2,262,311
--------------------------------------------------------------------------------
Waste Connections, Inc. (c)                               127,894      3,286,876
================================================================================
                                                                       9,972,464
================================================================================

FOOD RETAIL--1.02%

Ruddick Corp. (b)                                         144,489      3,243,778
================================================================================

GAS UTILITIES--1.79%

Energen Corp.                                              75,164      2,189,527
--------------------------------------------------------------------------------
UGI Corp. (b)                                             147,516      3,482,853
================================================================================
                                                                       5,672,380
================================================================================

GENERAL MERCHANDISE STORES--1.04%

Pantry, Inc. (The) (c)                                    186,958      3,292,330
================================================================================

HEALTH CARE DISTRIBUTORS--0.98%

Owens & Minor, Inc.                                        94,305      3,124,325
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--2.75%

Cardiac Science Corp. (c)                                 393,281   $  1,183,776
--------------------------------------------------------------------------------
Invacare Corp. (b)                                        284,701      4,563,757
--------------------------------------------------------------------------------
Quidel Corp. (c)                                          325,665      3,002,631
================================================================================
                                                                       8,750,164
================================================================================

HEALTH CARE FACILITIES--1.83%

Skilled Healthcare Group Inc. -Class A(c)                 427,367      3,508,683
--------------------------------------------------------------------------------
Universal Health Services, Inc. -Class B                   60,327      2,312,937
================================================================================
                                                                       5,821,620
================================================================================

HEALTH CARE SERVICES--0.80%

Gentiva Health Services, Inc. (c)                         167,210      2,541,592
================================================================================

HEALTH CARE SUPPLIES--1.27%

Haemonetics Corp. (b)(c)                                   73,081      4,025,302
================================================================================

HEALTH CARE TECHNOLOGY--0.86%

Omnicell, Inc. (b)(c)                                     347,789      2,719,710
================================================================================

HOTELS, RESORTS & CRUISE LINES--0.35%

Red Lion Hotels Corp. (c)                                 384,335      1,126,102
================================================================================

HOUSEHOLD APPLIANCES--0.82%

Snap-on Inc.                                              104,344      2,619,034
================================================================================

INDUSTRIAL MACHINERY--2.38%

Chart Industries, Inc. (c)                                140,888      1,110,197
--------------------------------------------------------------------------------
Kadant Inc. (c)                                            66,519        766,299
--------------------------------------------------------------------------------
RBC Bearings Inc. (c)                                     150,506      2,299,732
--------------------------------------------------------------------------------
Valmont Industries, Inc. (b)                               67,439      3,386,112
================================================================================
                                                                       7,562,340
================================================================================

INSURANCE BROKERS--0.91%

Arthur J. Gallagher & Co.                                 170,493      2,898,381
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.67%

Alaska Communications Systems Group Inc. (b)              480,223      3,217,494
--------------------------------------------------------------------------------
Cincinnati Bell Inc. (c)                                1,431,409      3,292,241
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                     107,928      1,957,814
================================================================================
                                                                       8,467,549
================================================================================

INTERNET SOFTWARE & SERVICES--3.38%

Ariba Inc. (c)                                            634,001      5,534,829
--------------------------------------------------------------------------------
Open Text Corp.  (Canada)(c)                              150,866      5,195,825
================================================================================
                                                                      10,730,654
================================================================================

INVESTMENT BANKING & BROKERAGE--1.54%

KBW Inc. (b)(c)                                           240,377      4,891,672
--------------------------------------------------------------------------------
Teton Advisors Inc. (c)                                     1,420              0
================================================================================
                                                                       4,891,672
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--1.40%

CACI International Inc. -Class A (b)(c)                   121,747   $  4,442,548
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.72%

Bio-Rad Laboratories, Inc. -Class A (c)                    59,314      3,908,793
--------------------------------------------------------------------------------
Dionex Corp. (b)(c)                                        63,942      3,021,259
--------------------------------------------------------------------------------
eResearch Technology, Inc. (c)                            324,974      1,709,363
================================================================================
                                                                       8,639,415
================================================================================

METAL & GLASS CONTAINERS--1.12%

AptarGroup, Inc.                                          114,517      3,566,059
================================================================================

MOVIES & ENTERTAINMENT--1.35%

World Wrestling Entertainment, Inc.
   -Class A (b)                                           371,826      4,290,872
================================================================================

MULTI-UTILITIES--0.64%

Avista Corp.                                              146,957      2,025,068
================================================================================

OFFICE REIT'S--0.61%

Alexandria Real Estate Equities, Inc. (b)                  53,068      1,931,675
================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.09%

Complete Production Services, Inc. (c)                    203,347        626,309
--------------------------------------------------------------------------------
Lufkin Industries, Inc.                                    71,523      2,709,291
--------------------------------------------------------------------------------
NATCO Group Inc. -Class A (c)                             136,364      2,581,371
--------------------------------------------------------------------------------
Oceaneering International, Inc. (b)(c)                    106,074      3,910,948
================================================================================
                                                                       9,827,919
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.65%

Comstock Resources, Inc. (c)                               85,486      2,547,483
--------------------------------------------------------------------------------
Parallel Petroleum Corp. (c)                              359,758        460,490
--------------------------------------------------------------------------------
Penn Virginia Corp. (b)                                   129,830      1,425,534
--------------------------------------------------------------------------------
Venoco Inc. (b)(c)                                        244,929        803,367
================================================================================
                                                                       5,236,874
================================================================================

PACKAGED FOODS & MEATS--1.94%

Flowers Foods, Inc. (b)                                   130,334      3,060,242
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. (b)(c)                              107,520      3,095,501
================================================================================
                                                                       6,155,743
================================================================================

PERSONAL PRODUCTS--1.04%

Alberto-Culver Co. (b)                                    146,042      3,302,010
================================================================================

PHARMACEUTICALS--1.84%

ViroPharma Inc. (c)                                       413,379      2,170,240
--------------------------------------------------------------------------------
VIVUS, Inc. (b)(c)                                        848,257      3,664,470
================================================================================
                                                                       5,834,710
================================================================================

PROPERTY & CASUALTY INSURANCE--2.75%

Assured Guaranty Ltd. (b)                                 288,981      1,956,401
================================================================================
FPIC Insurance Group, Inc. (c)                            115,788      4,287,630
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)

Hanover Insurance Group Inc. (The)                         86,076   $  2,480,710
================================================================================
                                                                       8,724,741
================================================================================

REGIONAL BANKS--6.80%

BancFirst Corp.                                            75,012      2,730,437
--------------------------------------------------------------------------------
Commerce Bancshares, Inc. (b)                             107,848      3,914,882
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                             137,305      3,672,909
--------------------------------------------------------------------------------
First Financial Bankshares, Inc. (b)                       65,570      3,158,507
--------------------------------------------------------------------------------
FirstMerit Corp. (b)                                      167,755      3,053,141
--------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. (c)                        234,428      2,639,659
--------------------------------------------------------------------------------
Whitney Holding Corp. (b)                                 211,869      2,425,900
================================================================================
                                                                      21,595,435
================================================================================

RESTAURANTS--4.28%

Brinker International, Inc.                               282,394      4,264,149
--------------------------------------------------------------------------------
DineEquity, Inc.                                          126,962      1,505,769
--------------------------------------------------------------------------------
Papa John's International, Inc. (c)                       189,256      4,328,285
--------------------------------------------------------------------------------
Sonic Corp. (b)(c)                                        350,033      3,507,331
================================================================================
                                                                      13,605,534
================================================================================

SEMICONDUCTOR EQUIPMENT--2.15%

ATMI, Inc. (c)                                            212,029      3,271,607
--------------------------------------------------------------------------------
MKS Instruments, Inc. (c)                                 242,191      3,552,942
================================================================================
                                                                       6,824,549
================================================================================

SEMICONDUCTORS--2.56%

Power Integrations, Inc. (b)                              170,201      2,927,457
--------------------------------------------------------------------------------
Semtech Corp. (c)                                         390,760      5,216,646
================================================================================
                                                                       8,144,103
================================================================================

SPECIALIZED REIT'S--1.85%

LaSalle Hotel Properties (b)                              149,796        874,809
--------------------------------------------------------------------------------
Senior Housing Properties Trust                           139,740      1,959,155
--------------------------------------------------------------------------------
Universal Health Realty Income Trust                      104,175      3,045,035
================================================================================
                                                                       5,878,999
================================================================================

SPECIALTY CHEMICALS--0.61%

Zep, Inc.                                                 189,099      1,934,483
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.22%

Beacon Roofing Supply, Inc. (c)                            51,919        695,195
================================================================================

TRUCKING--4.01%

Landstar System, Inc.                                     114,633      3,836,767
--------------------------------------------------------------------------------
Marten Transport, Ltd. (c)                                289,431      5,406,571
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. (b)(c)                    148,464      3,487,419
================================================================================
                                                                      12,730,757
================================================================================

WATER UTILITIES--0.23%

Cascal N.V.  (United Kingdom)                             230,256        723,004
================================================================================
   Total Common Stocks & Other Equity
     Interests
     (Cost $429,028,559)                                             315,005,219
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.89%

Liquid Assets Portfolio -Institutional Class(e)         2,994,910   $  2,994,910
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)               2,994,910      2,994,910
================================================================================
   Total Money Market Funds
      (Cost $5,989,820)                                                5,989,820
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--101.07%
   (Cost $435,018,379)                                               320,995,039
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS--21.58%

Liquid Assets Portfolio -Institutional Class
   (Cost $68,534,648)(e)(f)                            68,534,648     68,534,648
================================================================================
TOTAL INVESTMENTS--122.65%
   (Cost $503,553,027)                                               389,529,687
================================================================================
OTHER ASSETS LESS LIABILITIES--(22.65)%                              (71,924,683)
================================================================================
NET ASSETS--100.00%                                                 $317,605,004
================================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2009.

(c)  Non-income producing security.

(d)  Non-income producing security acquired through a corporate action.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SMALL CAP EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM SMALL CAP EQUITY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN
INPUT LEVEL     SECURITIES
----------------------------
Level 1       $  389,529,687
----------------------------
Level 2                   --
----------------------------
Level 3                    0
============================
              $  389,529,687
============================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2009 was $34,299,211 and $22,065,428, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  22,266,481
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (136,709,154)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $(114,442,673)
___________________________________________________________________________________
-----------------------------------------------------------------------------------
Cost of investments for tax purposes is $503,972,360.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    -----------------------------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    -----------------------------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 29, 2009


By: /s/ Sheri Morris
    -----------------------------------------------------------
    Sheri Morris
    Principal Financial Officer

Date: May 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.